CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	MedTech Acquisition Corp Class B Common Stock Common stock	MedTech Acquisition Corp Additional Paid-in Capital	MedTech Acquisition Corp Accumulated Deficit	MedTech Acquisition Corp	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 625		$ (21,485,011)	$ (21,484,386)
Balance at the beginning (in shares) at Dec. 31, 2020	6,250,000
Increase (Decrease) in Stockholders' Equity
Net loss available to common stockholders			4,767,283	4,767,283	$ (28,845,000)	$ (28,845,000)
Balance at the ending at Dec. 31, 2021	$ 625		(16,717,728)	(16,717,103)
Balance at the ending (in shares) at Dec. 31, 2021	6,250,000
Increase (Decrease) in Stockholders' Equity
Investment pursuant to business combination agreement		$ 82,741		82,741
Accretion of shares of Class A common stock to redemption amount		$ (82,741)	(2,088,562)	(2,171,303)
Net loss available to common stockholders			5,539,079	5,539,079	$ (47,187,000)	$ (47,187,000)
Balance at the ending at Dec. 31, 2022	$ 625		$ (13,267,211)	$ (13,266,586)
Balance at the ending (in shares) at Dec. 31, 2022	6,250,000